Cover	3 Months Ended
Sep. 30, 2025
Cover [Abstract]
Entity Registrant Name	VERDE RESOURCES, INC.
Entity Central Index Key	0001506929
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	32-0457838
Entity Address Address Line 1	8112 Maryland Avenue
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	St. Louis
Entity Address State Or Province	MO
Entity Address Postal Zip Code	63105
City Area Code	314
Local Phone Number	530-9071